19. Operating Leases and Other Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Operating Leases And Other Commitments And Contingencies
Operating Leases and Other Commitments and Contingencies

19.        Operating leases and other commitments and contingencies

(i)	Lease and other commitments

The Group has entered into rental agreements for premises as well as into leases for vehicles and the use of licenses. These agreements have an average non-cancellable term of between one and four years with renewal options included in some contracts. In 2018, lease expenses of €562 and license fees of €124 have been recognized in consolidated statement of comprehensive income (2017: €472 and €174; 2016: €409 and €405).

Future minimum lease payment obligations under non-cancellable operating leases as of the reporting date are as follows:

	2018	2017
Within one year	637	470
Between one and five years	517	363
	1,154	833

(ii)	Contingencies

Affimed has entered into various license agreements that contingently trigger payments upon achievement of certain milestones and royalty payments upon commercialization of a product in the future.